Related party transactions - Balances with the major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related party transactions
Total current amounts due from related parties, net	¥ 5	$ 1	¥ 2,161
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties
Amounts due to related parties, current	¥ 299,346	$ 42,264	¥ 294,634
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties
Related parties
Related party transactions
Total current amounts due from related parties	¥ 846,779		¥ 859,372
Allowance for credit losses	(846,774)		(857,211)
Total current amounts due from related parties, net	5		2,161
Amounts due to related parties, current	299,346		294,634
Related parties | Jimu Group
Related party transactions
Total current amounts due from related parties	846,655		857,092
Amounts due to related parties, current	298,821		294,168
Related parties | Other related parties
Related party transactions
Total current amounts due from related parties	124		2,280
Amounts due to related parties, current	¥ 525		¥ 466